GuidePath® Multi-Asset Income Allocation Fund
Schedule of Investments (Unaudited)
December 31, 2020

Number of Shares		Value
	INVESTMENT COMPANIES - 98.88%
	Exchange Traded Funds - 83.08%
293,199	Global X US Preferred ETF (a)	$7,564,533
20,860	Invesco S&P 500 Quality ETF (a)	878,415
162,146	iShares 0-5 Year High Yield Corporate Bond ETF	7,367,914
66,578	iShares Broad USD High Yield Corporate Bond ETF	2,747,008
176,724	iShares Emerging Markets Dividend ETF (a)	6,579,435
31,545	iShares ESG MSCI EM Leaders ETF	1,885,760
14,513	iShares iBoxx $ Investment Grade Corporate Bond ETF	2,004,681
17,663	iShares Interest Rate Hedged Corporate Bond ETF	1,687,523
221,986	iShares International Select Dividend ETF (a)	6,541,927
25,738	iShares MSCI International Quality Factor ETF (a)	917,817
74,194	iShares Select Dividend ETF (a)	7,135,979
114,137	Schwab US Dividend Equity ETF	7,320,747
104,331	SPDR Portfolio Aggregate Bond ETF	3,212,351
60,275	SPDR Portfolio Long Term Corporate Bond ETF (a)	1,995,103
103,012	SPDR Portfolio S&P 500 High Dividend ETF (a)	3,393,215
77,121	SPDR Portfolio Short Term Corporate Bond ETF	2,421,599
37,928	SPDR S&P Global Dividend ETF	2,288,576
27,073	SPDR S&P Global Infrastructure ETF	1,350,672
109,701	SPDR S&P International Dividend ETF	4,010,669
22,825	Vanguard Emerging Markets Government Bond ETF	1,878,498
54,394	Vanguard Global ex-U.S. Real Estate ETF	2,954,138
77,992	Vanguard High Dividend Yield ETF (a)	7,137,047
61,774	Vanguard Long-Term Treasury ETF (a)	5,921,656
108,978	Vanguard Mortgage-Backed Securities ETF (a)	5,892,440
33,589	Vanguard Real Estate ETF (a)	2,852,714
2,265	Vanguard S&P 500 ETF	778,458
6,221	Vanguard Utilities ETF (a)	853,646
62,341	WisdomTree U.S. LargeCap Dividend Fund	6,701,658
156,504	WisdomTree U.S. SmallCap Dividend Fund (a)	4,163,006
		110,437,185
	Mutual Funds - 15.80%
198,170	BlackRock Income Fund - Institutional Shares	2,096,638
283,790	BlackRock Strategic Income Opportunities Portfolio - Institutional Shares	2,942,906
228,969	Loomis Sayles Global Allocation Fund - Y Class	6,154,684
130,466	T. Rowe Price Institutional Floating Rate Fund - Investor Shares	1,264,219
1,429,102	Vanguard High-Yield Corporate Fund - Admiral Shares	8,546,028
		21,004,475
	Total Investment Companies (Cost $114,244,503)	131,441,660

	SHORT TERM INVESTMENTS - 0.32%
	Money Market Funds - 0.32%
424,046	DWS Government Money Market Series - Institutional Shares
	Effective Yield, 0.03% (b)	424,046
	Total Short Term Investments (Cost $424,046)	424,046

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 17.19%
	Investments Purchased with Proceeds from Securities Lending Collateral- 17.19%
22,857,278	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 0.16% (b)	22,857,278
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $22,857,278)	22,857,278

	Total Investments (Cost $137,525,827) - 116.39%	154,722,984
	Liabilities in Excess of Other Assets - (16.39)%	(21,785,453)
	TOTAL NET ASSETS - 100.00%	$132,937,531

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of December 31, 2020.